Income Taxes - Schedule of Net Deferred Tax Assets and Deferred Tax Liabilities and their Movements (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Net Deferred Tax Assets and Deferred Tax Liabilities and their Movements [Line Items]
Allowance for credit losses	$ (146,544)	$ (131,080)
Accelerated tax depreciation	100,420	80,362
Net deferred tax assets and deferred tax liabilities	$ (46,124)	$ (50,718)